5A. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of deferred taxes

	2015	2014
Deferred tax assets:	$626	$466
Net operating loss carry forwards
Deferred tax liabilities:
Intangible assets and other	27,770	25,994
	28,396	26,460
Valuation allowance	(28,396)	(26,460)
	$0	$0

Income taxes
	2015	2014
Statutory federal tax rate	34%	34%
State taxes, net of federal benefit	4	4
Nondeductible expenses	—	—
Valuation allowance	(38)	(38)
	0%	0%